Income Taxes (Total Income Tax Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Taxes [Line Items]
Provision for income taxes	¥ 120,312	¥ 89,057	¥ 98,553
Income taxes on discontinued operations	0	166	4,681
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	(6,003)	6,915	5,304
Defined benefit pension plans	(2,954)	(4,045)	1,456
Foreign currency translation adjustments	(2,921)	6,880	1,756
Net unrealized gains (losses) on derivative instruments	(1,696)	(255)	329
Direct adjustments to shareholders' equity	(2)	(734)	(101)
Total income taxes	¥ 106,736	¥ 97,984	¥ 111,978